Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,233	$ 1,069
Provision for credit losses
Originations	14	25
Maturities	(60)	(53)
Changes in risk, parameters and exposures	998	859
Write-offs	(1,010)	(892)
Recoveries	181	223
Exchange rate and other		2
Balance at end of period	1,356	1,233
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	207	203
Provision for credit losses
Transfers to Stage 1	662	559
Transfers to Stage 2	(112)	(111)
Transfers to Stage 3	(2)	(2)
Originations	14	25
Maturities	(4)	(5)
Changes in risk, parameters and exposures	(546)	(465)
Exchange rate and other	(2)	3
Balance at end of period	217	207
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,026	866
Provision for credit losses
Transfers to Stage 1	(662)	(559)
Transfers to Stage 2	112	111
Transfers to Stage 3	(595)	(483)
Maturities	(56)	(48)
Changes in risk, parameters and exposures	1,313	1,139
Exchange rate and other	1
Balance at end of period	1,139	1,026
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	597	485
Changes in risk, parameters and exposures	231	185
Write-offs	(1,010)	(892)
Recoveries	181	223
Exchange rate and other	$ 1	$ (1)